Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 177,925	$ 188,019
Less: accumulated depreciation	(158,605)	(139,013)
Total property and equipment, net from continuing operations	19,320	49,006
Total property and equipment, net from discontinued operations		26,385
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	163,891	172,969
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 14,034	$ 15,050